BANK FINANCIAL ASSETS AND LIABILITIES - Group's remaining contractual maturity for its non-derivative financial liabilities (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of the liquidity and interest rate risks
Financial liabilities	₽ 183,247.0	₽ 152,129.0
Bank guarantees, contingent liabilities	9.8	5.0
Intercompany balances
Analysis of the liquidity and interest rate risks
Financial liabilities	10,875.0	(7,150.0)
Fixed interest rate risk
Analysis of the liquidity and interest rate risks
Financial liabilities	135,712.0	116,514.0
Fixed interest rate risk | Due to banks
Analysis of the liquidity and interest rate risks
Financial liabilities	₽ 23,089.0	₽ 12,064.0
Weighted average interest rate	4.40%	6.50%
Fixed interest rate risk | Customer accounts
Analysis of the liquidity and interest rate risks
Financial liabilities	₽ 110,111.0	₽ 102,155.0
Weighted average interest rate	5.90%	5.90%
Fixed interest rate risk | Debt securities issued
Analysis of the liquidity and interest rate risks
Financial liabilities	₽ 1,873.0	₽ 1,590.0
Weighted average interest rate	4.00%	9.50%
Fixed interest rate risk | Lease obligations
Analysis of the liquidity and interest rate risks
Financial liabilities	₽ 639.0	₽ 705.0
Weighted average interest rate	6.10%	6.80%
Non-interest bearing financial instruments
Analysis of the liquidity and interest rate risks
Financial liabilities	₽ 47,535.0	₽ 35,615.0
Non-interest bearing financial instruments | Financial liabilities at fair value through profit or loss
Analysis of the liquidity and interest rate risks
Financial liabilities		272.0
Non-interest bearing financial instruments | Due to banks
Analysis of the liquidity and interest rate risks
Financial liabilities	1,372.0	261.0
Non-interest bearing financial instruments | Customer accounts
Analysis of the liquidity and interest rate risks
Financial liabilities	41,968.0	30,152.0
Non-interest bearing financial instruments | Debt securities issued
Analysis of the liquidity and interest rate risks
Financial liabilities		859.0
Non-interest bearing financial instruments | Other financial liabilities
Analysis of the liquidity and interest rate risks
Financial liabilities	4,195.0	4,071.0
Up to 30 days
Analysis of the liquidity and interest rate risks
Financial liabilities	91,793.0	61,557.0
Up to 30 days | Intercompany balances
Analysis of the liquidity and interest rate risks
Financial liabilities	10,770.0	(6,936.0)
Up to 30 days | Fixed interest rate risk
Analysis of the liquidity and interest rate risks
Financial liabilities	46,222.0	28,885.0
Up to 30 days | Fixed interest rate risk | Due to banks
Analysis of the liquidity and interest rate risks
Financial liabilities	22,962.0	12,064.0
Up to 30 days | Fixed interest rate risk | Customer accounts
Analysis of the liquidity and interest rate risks
Financial liabilities	22,046.0	16,337.0
Up to 30 days | Fixed interest rate risk | Debt securities issued
Analysis of the liquidity and interest rate risks
Financial liabilities	1,204.0	458.0
Up to 30 days | Fixed interest rate risk | Lease obligations
Analysis of the liquidity and interest rate risks
Financial liabilities	10.0	26.0
Up to 30 days | Non-interest bearing financial instruments
Analysis of the liquidity and interest rate risks
Financial liabilities	45,571.0	32,672.0
Up to 30 days | Non-interest bearing financial instruments | Financial liabilities at fair value through profit or loss
Analysis of the liquidity and interest rate risks
Financial liabilities		272.0
Up to 30 days | Non-interest bearing financial instruments | Due to banks
Analysis of the liquidity and interest rate risks
Financial liabilities	1,372.0	261.0
Up to 30 days | Non-interest bearing financial instruments | Customer accounts
Analysis of the liquidity and interest rate risks
Financial liabilities	41,968.0	30,152.0
Up to 30 days | Non-interest bearing financial instruments | Other financial liabilities
Analysis of the liquidity and interest rate risks
Financial liabilities	2,231.0	1,987.0
1 month to 3 months
Analysis of the liquidity and interest rate risks
Financial liabilities	15,892.0	14,579.0
1 month to 3 months | Intercompany balances
Analysis of the liquidity and interest rate risks
Financial liabilities	8.0	(214.0)
1 month to 3 months | Fixed interest rate risk
Analysis of the liquidity and interest rate risks
Financial liabilities	15,400.0	14,020.0
1 month to 3 months | Fixed interest rate risk | Customer accounts
Analysis of the liquidity and interest rate risks
Financial liabilities	15,352.0	13,273.0
1 month to 3 months | Fixed interest rate risk | Debt securities issued
Analysis of the liquidity and interest rate risks
Financial liabilities		707.0
1 month to 3 months | Fixed interest rate risk | Lease obligations
Analysis of the liquidity and interest rate risks
Financial liabilities	48.0	40.0
1 month to 3 months | Non-interest bearing financial instruments
Analysis of the liquidity and interest rate risks
Financial liabilities	492.0	559.0
1 month to 3 months | Non-interest bearing financial instruments | Debt securities issued
Analysis of the liquidity and interest rate risks
Financial liabilities		9.0
1 month to 3 months | Non-interest bearing financial instruments | Other financial liabilities
Analysis of the liquidity and interest rate risks
Financial liabilities	492.0	550.0
3 months to 1 year
Analysis of the liquidity and interest rate risks
Financial liabilities	73,406.0	73,452.0
3 months to 1 year | Intercompany balances
Analysis of the liquidity and interest rate risks
Financial liabilities	39.0
3 months to 1 year | Fixed interest rate risk
Analysis of the liquidity and interest rate risks
Financial liabilities	71,934.0	71,854.0
3 months to 1 year | Fixed interest rate risk | Due to banks
Analysis of the liquidity and interest rate risks
Financial liabilities	127.0
3 months to 1 year | Fixed interest rate risk | Customer accounts
Analysis of the liquidity and interest rate risks
Financial liabilities	71,255.0	71,588.0
3 months to 1 year | Fixed interest rate risk | Debt securities issued
Analysis of the liquidity and interest rate risks
Financial liabilities	348.0	71.0
3 months to 1 year | Fixed interest rate risk | Lease obligations
Analysis of the liquidity and interest rate risks
Financial liabilities	204.0	195.0
3 months to 1 year | Non-interest bearing financial instruments
Analysis of the liquidity and interest rate risks
Financial liabilities	1,472.0	1,598.0
3 months to 1 year | Non-interest bearing financial instruments | Debt securities issued
Analysis of the liquidity and interest rate risks
Financial liabilities		64.0
3 months to 1 year | Non-interest bearing financial instruments | Other financial liabilities
Analysis of the liquidity and interest rate risks
Financial liabilities	1,472.0	1,534.0
1 year to 5 years
Analysis of the liquidity and interest rate risks
Financial liabilities	2,156.0	2,078.0
1 year to 5 years | Intercompany balances
Analysis of the liquidity and interest rate risks
Financial liabilities	58.0
1 year to 5 years | Fixed interest rate risk
Analysis of the liquidity and interest rate risks
Financial liabilities	2,156.0	1,755.0
1 year to 5 years | Fixed interest rate risk | Customer accounts
Analysis of the liquidity and interest rate risks
Financial liabilities	1,458.0	957.0
1 year to 5 years | Fixed interest rate risk | Debt securities issued
Analysis of the liquidity and interest rate risks
Financial liabilities	321.0	354.0
1 year to 5 years | Fixed interest rate risk | Lease obligations
Analysis of the liquidity and interest rate risks
Financial liabilities	₽ 377.0	444.0
1 year to 5 years | Non-interest bearing financial instruments
Analysis of the liquidity and interest rate risks
Financial liabilities		323.0
1 year to 5 years | Non-interest bearing financial instruments | Debt securities issued
Analysis of the liquidity and interest rate risks
Financial liabilities		323.0
Over 5 years
Analysis of the liquidity and interest rate risks
Financial liabilities		463.0
Over 5 years | Non-interest bearing financial instruments
Analysis of the liquidity and interest rate risks
Financial liabilities		463.0
Over 5 years | Non-interest bearing financial instruments | Debt securities issued
Analysis of the liquidity and interest rate risks
Financial liabilities		₽ 463.0